Goldman Sachs GQG Partners International Opportunities Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs GQG Partners International Opportunities Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,880
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	2,231
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	988
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,689
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 975